PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost		$ 476,319	$ 420,909
Accumulated depreciation		253,436	216,133
Depreciated cost		222,883	204,776
Amortization cost			1,200
Depreciation expense		28,829	28,587	$ 26,350
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	304,679	276,222
Accumulated depreciation		185,133	159,351
Investment grants received		8,420
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost		26,807	21,933
Accumulated depreciation		18,571	16,087
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		4,533	2,263
Accumulated depreciation		3,362	1,356
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		139,361	119,552
Accumulated depreciation		46,226	39,205
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	939	939
Accumulated depreciation		$ 144	$ 134
Operating lease term		49 years
Operating lease renewal term		49 years

[1]	Presented net of investment grants received in the total amount of $8,420.
[2]	Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also Note 14d.